Related Parties - Amount of Transactions with Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Sales revenue	¥ 1,073,662	¥ 832,511	¥ 838,526
Purchase	1,166,044	1,408,199	1,552,516
Affiliates [member]
Disclosure of transactions between related parties [line items]
Sales revenue	87,742	109,615	113,814
Purchase	1,015,921	1,241,314	1,416,729
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales revenue	985,920	722,896	724,712
Purchase	¥ 150,123	¥ 166,885	¥ 135,787